Provisions - Present Value of Obligations (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Current service cost	$ 260	$ 273	$ 147
Present value of defined benefit obligation
Employee benefits
Present value of the obligations at beginning of year	9,528	8,396
Current service cost	260	273
Interest cost	613	582
Benefits paid	(1,116)	(1,071)
Actuarial (gains)/losses	146	1,413
Personnel transfer	(95)
Other		(65)
Present value of the obligations at end of year	$ 9,336	$ 9,528	$ 8,396